Pay vs Performance Disclosure	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” above.
					Value of Initial Fixed $100 Investment Based On:(5)
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(6)	Net Loss ($)(7)	Relative Total Shareholder Return Percentile(8)(9)
2023	6,058,880	3,487,373	2,154,709	1,333,056	489.25	164.74	(21,777,300)	57th
2022	3,815,850	2,674,430	1,715,239	1,132,852	762.91	187.64	(12,974,674)	46th
Stub	915,639	248,949	637,959	236,959	909.19	267.77	(21,348,355)	Zero
2021	1,144,969	5,513,966	520,701	5,119,547	1,354.59	229.38	(19,993,848)	90th
(1)
Amounts reflected in this column represent the amounts reported for Mr. Phillips, the Company’s CEO, who is also the Company’s Principal Executive Officer (PEO), for each of the corresponding fiscal periods in the “Total” column of our Summary Compensation Table. See “Executive Compensation—Summary Compensation Table” above.

(2)
Amounts reflected in this column represent the amount of “compensation actually paid” to Mr. Phillips, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Phillips. In accordance with these rules, the amount for 2023 reflects total compensation as set forth in the Summary Compensation Table for 2023, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Keith Phillips	2023 ($)
Summary Compensation Table Total	6,058,880
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(4,279,692)
Plus, year-end fair value of outstanding and unvested equity awards granted during the year	1,293,180
Plus, fair value as of vesting date of equity awards granted and vested during the year	439,174
Less, year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(222,582)
Plus, year-over-year change in fair value of equity awards granted in prior years that vested in the year	198,413
Compensation Actually Paid to Mr. Phillips	3,487,373
(3)
Amounts reflected in this column represent the average amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Phillips) for each of the corresponding fiscal periods in the “Total” column of our Summary Compensation Table. See “Executive Compensation—Summary Compensation Table” above. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023 and 2022: Messrs. Brindle, Czachor, White and Devaney; (ii) for the Stub: Messrs. Brindle, Czachor and White and Mr. David Klanecky (former EVP and Chief Operating Officer), and (iii) for 2021: Mr. Brindle and Mr. Lamont Leatherman, Chief Geologist.

(4)
Amounts reflected in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Phillips), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Non-PEO NEOs	2023 ($)
Summary Compensation Table Total	2,154,709
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,343,411)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	374,142
Plus, average fair value as of vesting date of equity awards granted and vested in the year	127,067
Less, average year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(84,404)
Plus, average year-over-year change in fair value of equity awards granted in prior years that vested in the year	104,953
Average Compensation Actually Paid to Non-PEO NEOs	1,333,056
(5)
Total shareholder return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is June 30, 2020.

(6)	The peer group used for this purpose is the following published industry index: Global X Lithium & Battery Tech ETF (“LIT”).
(7)	Amounts in this column represent the amount of net loss reflected in the Company’s audited financial statements for the applicable fiscal year.
(8)
Amounts in this column represent the Company’s percentile ranking amongst the members of its TSR peer group based on the Company’s one-year relative TSR during the applicable year. For more information regarding the Company’s TSR peer group, see page 37.

(9)
Leo Lithium Limited commenced public trading in June 2022. As a result, Leo Lithium Limited is not included in the relative total shareholder return analysis for 2021, the Stub, and 2022 due to insufficient return data for the periods. Li-Cycle Corp. commenced public trading in November 2020. As a result, Li-Cycle Corp. is not included in the relative total shareholder return analysis for 2021 due to insufficient return data for the period. MP Materials Corp. commenced public trading in June 2020. As a result, MP Materials Corp. is not included in the relative total shareholder return analysis for 2021 due to insufficient return data for the period.

Company Selected Measure Name		relative total shareholder return
Named Executive Officers, Footnote
(1)
Amounts reflected in this column represent the amounts reported for Mr. Phillips, the Company’s CEO, who is also the Company’s Principal Executive Officer (PEO), for each of the corresponding fiscal periods in the “Total” column of our Summary Compensation Table. See “Executive Compensation—Summary Compensation Table” above.

(3)
Amounts reflected in this column represent the average amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Phillips) for each of the corresponding fiscal periods in the “Total” column of our Summary Compensation Table. See “Executive Compensation—Summary Compensation Table” above. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for 2023 and 2022: Messrs. Brindle, Czachor, White and Devaney; (ii) for the Stub: Messrs. Brindle, Czachor and White and Mr. David Klanecky (former EVP and Chief Operating Officer), and (iii) for 2021: Mr. Brindle and Mr. Lamont Leatherman, Chief Geologist.

Peer Group Issuers, Footnote
(6)	The peer group used for this purpose is the following published industry index: Global X Lithium & Battery Tech ETF (“LIT”).

PEO Total Compensation Amount	$ 915,639	$ 6,058,880	$ 3,815,850	$ 1,144,969
PEO Actually Paid Compensation Amount	248,949	$ 3,487,373	2,674,430	5,513,966
Adjustment To PEO Compensation, Footnote
(2)
Amounts reflected in this column represent the amount of “compensation actually paid” to Mr. Phillips, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Phillips. In accordance with these rules, the amount for 2023 reflects total compensation as set forth in the Summary Compensation Table for 2023, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Keith Phillips	2023 ($)
Summary Compensation Table Total	6,058,880
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(4,279,692)
Plus, year-end fair value of outstanding and unvested equity awards granted during the year	1,293,180
Plus, fair value as of vesting date of equity awards granted and vested during the year	439,174
Less, year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(222,582)
Plus, year-over-year change in fair value of equity awards granted in prior years that vested in the year	198,413
Compensation Actually Paid to Mr. Phillips	3,487,373

Non-PEO NEO Average Total Compensation Amount	637,959	$ 2,154,709	1,715,239	520,701
Non-PEO NEO Average Compensation Actually Paid Amount	236,959	$ 1,333,056	1,132,852	5,119,547
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reflected in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Phillips), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Non-PEO NEOs	2023 ($)
Summary Compensation Table Total	2,154,709
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(1,343,411)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	374,142
Plus, average fair value as of vesting date of equity awards granted and vested in the year	127,067
Less, average year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	(84,404)
Plus, average year-over-year change in fair value of equity awards granted in prior years that vested in the year	104,953
Average Compensation Actually Paid to Non-PEO NEOs	1,333,056

Compensation Actually Paid vs. Total Shareholder Return
Description of Certain Relationships Between Information Presented in the Pay Versus Performance Table
As described in more detail in the “Compensation Discussion and Analysis” section, the Company’s executive compensation program reflects a variable, at-risk pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. In addition, the Stub period reflects financial and stock price performance and compensation actually paid for only a six-month period and thus may not be comparable to the full fiscal-year periods otherwise reflected. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table beginning June 30, 2020, which is the last fiscal year end prior to our Redomiciliation.

Compensation Actually Paid vs. Net Income
Description of Certain Relationships Between Information Presented in the Pay Versus Performance Table
As described in more detail in the “Compensation Discussion and Analysis” section, the Company’s executive compensation program reflects a variable, at-risk pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. In addition, the Stub period reflects financial and stock price performance and compensation actually paid for only a six-month period and thus may not be comparable to the full fiscal-year periods otherwise reflected. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table beginning June 30, 2020, which is the last fiscal year end prior to our Redomiciliation.

Compensation Actually Paid vs. Company Selected Measure
Description of Certain Relationships Between Information Presented in the Pay Versus Performance Table
As described in more detail in the “Compensation Discussion and Analysis” section, the Company’s executive compensation program reflects a variable, at-risk pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. In addition, the Stub period reflects financial and stock price performance and compensation actually paid for only a six-month period and thus may not be comparable to the full fiscal-year periods otherwise reflected. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table beginning June 30, 2020, which is the last fiscal year end prior to our Redomiciliation.

Total Shareholder Return Vs Peer Group
Description of Certain Relationships Between Information Presented in the Pay Versus Performance Table
As described in more detail in the “Compensation Discussion and Analysis” section, the Company’s executive compensation program reflects a variable, at-risk pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table. In addition, the Stub period reflects financial and stock price performance and compensation actually paid for only a six-month period and thus may not be comparable to the full fiscal-year periods otherwise reflected. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table beginning June 30, 2020, which is the last fiscal year end prior to our Redomiciliation.

Tabular List, Table
FINANCIAL PERFORMANCE MEASURE
The metrics that the Company uses for both our annual and long-term awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measure used by the Company to link compensation actually paid to the Company’s NEOs for 2023 to the Company’s performance is relative total shareholder return.

Total Shareholder Return Amount	909.19	$ 489.25	762.91	1,354.59
Peer Group Total Shareholder Return Amount	267.77	164.74	187.64	229.38
Net Income (Loss)	$ (21,348,355)	$ (21,777,300)	$ (12,974,674)	$ (19,993,848)
Company Selected Measure Amount	0	57	46	90
PEO Name	Mr. Phillips	Mr. Phillips	Mr. Phillips	Mr. Phillips
Measure:: 1
Pay vs Performance Disclosure
Name		relative total shareholder return
PEO | Value of "Stock Awards" and "Option Awards" Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (4,279,692)
PEO | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,293,180
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		439,174
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(222,582)
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		198,413
Non-PEO NEO | Value of "Stock Awards" and "Option Awards" Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,343,411)
Non-PEO NEO | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		374,142
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		127,067
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(84,404)
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 104,953